Statements of Income and Expenses (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	$ 144,258		$ 97,731		$ 344,887
EXPENSES
Placement agent fees	8,681,535		6,523,969		0
Brokerage fees (Morgan Stanley Wealth Management & MS&Co.)	5,144,616		12,135,707		21,017,924
Management fees	5,144,616		6,943,138		7,189,540
Total Expenses	18,970,767		25,602,814		28,207,464
NET INVESTMENT LOSS	(18,826,509)		(25,505,083)		(27,862,577)
Trading profit (loss):
Net Realized	(8,986,897)		(56,127,142)		22,922,027
Net change in unrealized	(917,565)		(3,133,417)		2,383,991
Proceeds from Litigation	0		0		20,678
Total Trading Results	(9,904,462)		(59,260,559)		25,326,696
NET LOSS	(28,730,971)		(84,765,642)		(2,535,881)
Net Loss Allocation
Limited Partners	(28,408,388)		(83,879,566)		(2,508,117)
General Partner	$ (322,583)		$ (886,076)		$ (27,764)
Net Loss Per Unit
Limited Partners (in dollars per unit)	$ (2.52)	[1]	$ (6.49)	[1]	$ (0.02)	[1]
General Partner (in dollars per unit)	$ (2.52)	[1]	$ (6.49)	[1]	$ (0.02)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	11,738,439.564		12,958,913.998		13,089,859.715

[1]	Based on change in Net Asset Value per Unit